Dec. 30, 2024 USD ($)

Fund summary
Goal

Putnam Multi-Asset Income Fund seeks total return consistent with conservation of capital. Within the fund’s total return orientation, the fund seeks to provide current income, along with long-term capital appreciation.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Multi-Asset Income Fund	Class A Shares		Class C Shares		Class P Shares	Class R Shares	Class R5 Shares	Class R6 Shares	Class Y Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2025
Annual Fund Operating Expenses - Putnam Multi-Asset Income Fund		Class A Shares	Class C Shares	Class P Shares	Class R Shares	Class R5 Shares	Class R6 Shares	Class Y Shares
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.38%	0.38%	0.21%	0.38%	0.35%	0.25%	0.38%
Expenses (as a percentage of Assets)		1.09%	1.84%	0.67%	1.34%	0.81%	0.71%	0.84%
Fee Waiver or Reimbursement	[1],[2]	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Net Expenses (as a percentage of Assets)		0.83%	1.58%	0.41%	1.08%	0.55%	0.45%	0.58%
[1]	Restated to reflect current fees.
[2]	Reflects the Investment Manager’s (as defined below) contractual obligation through December 30, 2025 to waive fees and/or reimburse expenses of the fund to the extent that the total annual fund operating expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.40% of the fund’s average net assets. Also reflects the Investment Manager’s contractual obligation through December 30, 2025 to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund (excluding payments under the fund’s management contract, payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets. These obligations may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Multi-Asset Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	481	708	953	1,653
Class C Shares	261	553	971	1,940	161	553	971	1,940
Class P Shares	42	188	347	810
Class R Shares	110	399	709	1,590
Class R5 Shares	56	233	424	977
Class R6 Shares	46	201	369	858
Class Y Shares	59	242	440	1,013

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 143%.

143.00%
Investments, risks, and performance

Investments

We invest mainly in fixed-income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments) of any credit quality. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size.

The fund has a strategic, or typical, allocation between equity and fixed income investments. Using qualitative analysis and quantitative models and techniques, we adjust portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund is shown below:

Class	Strategic Allocation	Range
Equity	27%	5-50%
Fixed Income	73%	50-95%

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments.

We typically use derivatives to a significant extent, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes. We may also use derivatives and debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. In addition, small and midsize companies, at times, may not perform as well as stocks of larger companies or the stock market in general, and may be out of favor with investors for varying periods of time.

Bond investments are subject to interest rate risk, which is the risk that the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risk of investing in the fund by increasing investment exposure (which may be considered leverage and magnify or otherwise increase investment losses to the fund) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (“Franklin Templeton”) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class P shares before sales charges
Year-to-date performance through
Sep. 30, 2024
10.95%
Best calendar quarter
Dec. 31, 2023
8.37%
Worst calendar quarter
Jun. 30, 2022
(8.14%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Multi-Asset Income Fund	1 Year		Since Inception		Inception Date
Class A Shares	6.33%	[1]	0.68%	[1]	Dec. 31, 2019
Class C Shares	8.91%	[2]	0.93%	[2]	Dec. 31, 2019
Class P Shares	11.40%		2.99%		Dec. 31, 2019
Class P Shares | After Taxes on Distributions	10.14%		2.01%		Dec. 31, 2019
Class P Shares | After Taxes on Distributions and Sales	6.70%		1.93%		Dec. 31, 2019
Class R Shares	10.39%	[2]	1.45%	[2]	Dec. 31, 2019
Class R5 Shares	11.01%	[3]	1.94%	[3]	Dec. 31, 2019
Class R6 Shares	11.12%	[3]	2.05%	[3]	Dec. 31, 2019
Class Y Shares	11.00%	[3]	1.97%	[3]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[4]	(0.72%)	[4]	Dec. 31, 2019
Putnam Multi-Asset Income Blended Benchmark (no deduction for fees, expenses or taxes)	12.01%	[4],[5]	3.17%	[4],[5]	Dec. 31, 2019
[1]	Performance for class A shares prior to their inception on February 10, 2023 is derived from the historical performance of class P shares, adjusted for the sales charge and higher 12b-1 fees and investor servicing fees applicable to class A shares.
[2]	Performance for class C and class R shares prior to their inception on February 10, 2023 is derived from the historical performance of class P shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class C and class R shares.
[3]	Performance for classes R5, R6, and Y shares prior to their inception on February 10, 2023 is derived from the historical performance of class P shares, adjusted for the higher investor servicing fees applicable to class R5, class R6 and class Y shares.
[4]	The table above compares the fund’s returns to the performance of two indexes: (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and (ii) the Putnam Multi-Asset Income Blended Benchmark, and additional index that the Investment Manager (as defined below) believes more closely reflects the fund’s principal investment objective and strategies.
[5]	The Putnam Multi-Asset Income Blended Benchmark is an unmanaged index administered by the Investment Manager, 55% of which is the Bloomberg U.S. Aggregate Index, 22.5% of which is the Russell 3000® Index, 18% of which is the JPMorgan Developed High Yield Index, and 4.5% of which is the MSCI EAFE Index-NR. Prior to July 12, 2022, the benchmark was comprised as follows: 55% Bloomberg U.S. Aggregate Index, 21% Russell 3000® Index, 14% JPMorgan Developed High Yield Index, 6% ICE BofA U.S. Treasury Bill Index, and 4% MSCI EAFE Index-NR. The benchmark composition was changed because, in Putnam Investment Management, LLC’s opinion, the new composition more accurately reflects the fund’s allocation investment approach.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
The Bloomberg U.S. Aggregate Index is an unmanaged index of U.S. investment-grade fixed income securities.
All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
All MSCI indices are provided by MSCI. MSCI makes no warranties and shall have no liability with respect to any MSCI data reproduced herein. No further redistribution or use is permitted. This report is not prepared or endorsed by MSCI. Important data provider notices and terms available at www.franklintempletondatasources.com. You cannot invest directly in an index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.